Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 362
Additions	45
Usage	(31)
Reversals	(25)
Ending balance	351
Current	65	$ 74
Non-current	286	288
Total other provisions	351	362
AROs
Reconciliation of changes in other provisions [abstract]
Beginning balance	165
Additions	6
Usage	(5)
Reversals	(3)
Ending balance	163
Current	30
Non-current	133
Total other provisions	163	165
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	197
Additions	39
Usage	(26)
Reversals	(22)
Ending balance	188
Current	35
Non-current	153
Total other provisions	$ 188	$ 197